Accrued Expenses and Other Liabilities - Summary of Accrued Expenses and Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current
Deferred rent		€ 85
Other accrued liabilities	€ 20	0
Accrued expenses and other liabilities non current	20	85
Current
Accrued fees to rights holders	1,153	832
Accrued salaries, vacation, and related taxes	54	41
Accrued social costs for options and RSUs	64	64
Other accrued expenses	167	139
Accrued expenses and other liabilities current	1,438	1,076
Accrued expenses and other liabilities	€ 1,458	€ 1,161